EQUITY - Composition of share capital (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EQUITY
Par value per share	$ 0.00001
Number of share outstanding	49,726,906	47,894,688	36,138,588
Ordinary shares
EQUITY
Par value per share	$ 0.00001	$ 0.00001
Number of share authorized	350,000,000	350,000,000
Number of shares issued	49,726,906	47,894,688
Number of share outstanding	49,726,906	47,894,688
Preferred shares
EQUITY
Par value per share	$ 0.00001	$ 0.00001
Number of share authorized	1,000,000	1,000,000